Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Trade and other accounts payable	$ 1,464,491,965	$ 1,743,892,909
Derivative instruments	72,793,962	7,593,354
Other financial liabilities	24,138,193	19,020,636
Trade and other accounts payable	595,534,857	308,308,862
Derivative instruments	6,949,774	45,391,794
Non-current lease liabilities	243,924,027	216,664,919
Financial liabilities at fair value through results [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	640	14,965,265
Total Current	640	14,965,265
Total	640	14,965,265
Financial liabilities measured at amortized cost [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	542,220,313	55,977,988
Trade and other accounts payable	1,911,613,832	2,632,538,771
Other financial liabilities	24,138,193	19,020,636
Total Current	2,477,972,338	2,707,537,395
Interest-bearing loans	1,897,563,167	2,138,411,462
Trade and other accounts payable	1,630,326,076	1,455,405,575
Non-current lease liabilities	243,924,027	216,664,919
Total Non-current	3,771,813,270	3,810,481,956
Total	6,249,785,608	6,518,019,351
Financial Liabilities at Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	15,456,599	46,937,977
Total Current	15,456,599	46,937,977
Total	15,456,599	46,937,977
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	72,793,962	7,593,354
Total Current	72,793,962	7,593,354
Derivative instruments	6,949,774	45,391,794
Total Non-current	6,949,774	45,391,794
Total	$ 79,743,736	$ 52,985,148